Commitments and Contingencies - Additional Information (Details) - Peterborough, UK - Production Equipment $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) PurchaseAgreement
Commitments And Contingencies [Line Items]
Number of purchase agreements | PurchaseAgreement	2
Purchase obligations | $	$ 68.5